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                              NATIONS FUNDS TRUST

                        SUPPLEMENT DATED AUGUST 29, 2003
                      TO PROSPECTUSES DATED AUGUST 1, 2003

  I. INVESTMENT SUB-ADVISER AND CHANGES TO INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES. Effective October 1, 2003, the prospectuses for all share classes of Nations Capital Growth Fund are hereby supplemented by deleting all references to BACAP's Growth Strategies Team as the portfolio management team for the Fund and adding Marsico Capital Management, LLC as the investment sub-adviser to the Fund and Thomas F. Marsico and James A. Hillary as the co-portfolio managers that make the day-to-day investment decisions for the Fund. In addition, effective October 1, 2003 the description of the Fund under the heading "ABOUT THE FUNDS" is replaced with the Fund description attached at the end of this discussion which reflects changes to the investment objective and principal investment strategies of the Fund.

  II. PROPOSED REORGANIZATION. The prospectuses for all share classes of Nations Capital Growth Fund are hereby supplemented to provide that on August 28, 2003, the Board of Trustees of Nations Funds Trust reviewed and approved a proposed Agreement and Plan of Reorganization (the "Agreement") for the reorganization of Nations Capital Growth Fund into Nations Marsico Growth Fund, another operating series of Nations Funds Trust. In light of the proposed reorganization, the Fund will be closed to new investors after September 30, 2003.

  Under the Agreement, Nations Marsico Growth Fund will acquire all of the assets of Nations Capital Growth Fund and will assume all the liabilities of Nations Capital Growth Fund in exchange for corresponding shares of equal value of Nations Marsico Growth Fund. The Agreement requires approval by Nations Capital Growth Fund's shareholders at a special meeting of shareholders that is currently scheduled for December 5, 2003. Proxy materials for the meeting discussing the similarities and differences between the two Funds will be forthcoming and the reorganization, if approved by shareholders, is expected to occur on or about December 12, 2003.

NATIONS CAPITAL GROWTH FUND

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ABOUT THE SUB-ADVISER

BACAP IS THIS FUND'S ADVISER, AND MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS ITS SUB-ADVISER. THOMAS F. MARSICO AND JAMES A. HILLARY ARE THE CO-PORTFOLIO MANAGERS AND MAKE THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

WHY INVEST IN A GROWTH FUND?

GROWTH FUNDS INVEST IN COMPANIES THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN GROWING INDUSTRY SECTORS.

WHILE THIS FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

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
(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in equity securities of large capitalization companies that are selected for their growth potential. It generally holds a core position of between 35 and 50 securities. It may hold up to 25% of its assets in foreign securities.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends that Marsico Capital has observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes including the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (e.g. a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit Marsico Capital to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and future performance. The models include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

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 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER
 IMPORTANT INFORMATION AND IN THE SAI.

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
(LINE GRAPH)       RISKS AND OTHER THINGS TO CONSIDER
                   Nations Capital Growth Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- Marsico Capital uses an investment strategy that tries to identify equities with growth potential. There is a risk that the value of these investments will not rise as high as Marsico Capital expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

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CAPGRWSUPP-0803
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